Document and Entity Information	0 Months Ended
Aug. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2014
Registrant Name	TRUST FOR PROFESSIONAL MANAGERS
Central Index Key	0001141819
Amendment Flag	false
Document Creation Date	Nov. 18, 2014
Document Effective Date	Nov. 19, 2014
Prospectus Date	Nov. 19, 2014
Geneva Advisors All Cap Growth Fund | Geneva Advisors All Cap Growth Fund Class R Shares
Risk/Return:
Trading Symbol	GNVRX
Geneva Advisors All Cap Growth Fund | Geneva Advisors All Cap Growth Fund Class I Shares
Risk/Return:
Trading Symbol	GNVIX
Geneva Advisors Equity Income Fund | Geneva Advisors Equity Income Fund Class R Shares
Risk/Return:
Trading Symbol	GNERX
Geneva Advisors Equity Income Fund | Geneva Advisors Equity Income Fund Class I Shares
Risk/Return:
Trading Symbol	GNEIX
Geneva Advisors International Growth Fund | Geneva Advisors International Growth Fund - Class R Shares
Risk/Return:
Trading Symbol	GNFRX
Geneva Advisors International Growth Fund | Geneva Advisors International Growth Fund - Class I Shares
Risk/Return:
Trading Symbol	GNFIX
Geneva Advisors Small Cap Opportunities Fund | Geneva Advisors Small Cap Opportunities Fund - Class R Shares
Risk/Return:
Trading Symbol	GNORX
Geneva Advisors Small Cap Opportunities Fund | Geneva Advisors Small Cap Opportunities Fund - Class I Shares
Risk/Return:
Trading Symbol	GNOIX
Geneva Advisors Emerging Markets Fund | Geneva Advisors Emerging Markets Fund - Class R Shares
Risk/Return:
Trading Symbol	GNLRX
Geneva Advisors Emerging Markets Fund | Geneva Advisors Emerging Markets Fund - Class I Shares
Risk/Return:
Trading Symbol	GNLIX